SIX CIRCLES FUNDS

Six Circles Credit Opportunities Fund

(a series of Six Circles Trust)

Supplement dated August 8, 2024

to the Prospectus dated April 30, 2024, as amended

Effective immediately, Justin Jewell is no longer a portfolio manager for the Six Circles Credit Opportunities Fund (the “Fund”) and Sid Chhabra and Tim van der Weyden are added as portfolio managers for the Fund. As a result, the portfolio manager information for RBC GAM (UK) and RBC GAM (US) for the Fund in the “Risk/Return Summary — Management — Sub-Advisers and Sub-Sub-Advisers” section of the Prospectus is hereby deleted in its entirety and replaced with the following:

RBC GAM (UK) and RBC GAM (US)

Portfolio Manager	Managed the Fund Since	Primary Title with Sub-Adviser
Sid Chhabra	2024	Managing Director, Head of Securitized Credit & CLO Management and Euro High Yield
Tim van der Weyden	2024	Portfolio Manager
Tim Leary	2022	Managing Director, Senior Portfolio Manager

In addition, “The Funds’ Management and Administration — The Portfolio Managers — Sub-Advisers and Sub-Sub-Advisers — Credit Opportunities Fund — RBC GAM (UK) and RBC GAM (US) — Portfolio Managers” section of the Prospectus is hereby deleted in its entirety and replaced by the following:

Sid Chhabra, Tim van der Weyden and Tim Leary serve as portfolio managers to the Credit Opportunities Fund.

Sid Chhabra is Head of Securitized Credit & CLO Management and Euro High Yield and a BlueBay Senior Portfolio Manager within the team. Mr. Chhabra joined BlueBay Asset Management (which is now part of RBC Global Asset Management) in June 2018 and has over 19 years of leveraged finance, securitized credit and CLO experience. In his current role, he leads the investment process, underwriting and portfolio construction of the European High Yield, US and European CLO vehicles which hold both leveraged loan and high yield bond assets. Prior to BlueBay, Mr. Chhabra was a London-based Managing Director responsible for securitized credit and CLOs, at Anchorage Capital Europe, a USD 15 billion alternative credit manager. Prior to Anchorage, Mr. Chhabra was part of the Securitized Credit/CDO Group, EMEA, at JPMorgan where he was involved in originating, structuring and investing in securitized credit products. Mr. Chhabra holds a BTech from the Indian Institute of Technology, Madras (IITM) and an MS from the London School of Economics.

Tim van der Weyden is a BlueBay Portfolio Manager and is primarily focused on European High Yield strategies. Mr. van der Weyden is also a co-portfolio manager for Global High Yield strategies. Mr. van der Weyden joined BlueBay Asset Management (which is now part of RBC Global Asset Management) in February 2007 as a trader before being promoted to senior trader within the Global Leveraged Finance Group. Mr. van der Weyden assumed portfolio management responsibilities in July 2024. Prior to BlueBay, Mr. van der Weyden worked at Deutsche Bank in trade support on the propriety trading desk. Mr. van der Weyden holds a BA of Commerce from the University of Sydney and is a CFA charterholder.

Tim Leary is a BlueBay Senior Portfolio Manager and has primary responsibility for managing the US High Yield and Global High Yield ESG strategies. Mr. Leary is also a co-portfolio manager for Global and European High Yield strategies. Mr. Leary started at BlueBay Asset Management (which is now part of RBC Global Asset Management) in

January 2012 as head of trading, North America within the Global Leveraged Finance Group. Prior to BlueBay he was a director in high yield and distressed credit trading at the Royal Bank of Scotland. Before joining RBS, Mr. Leary spent three years as an analyst on the leveraged loan trading desk at Bear, Stearns & Co. Mr. Leary holds a BS in Business Administration with Finance concentration from Fordham University.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE

J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

SUPP-6C-PR-824

SIX CIRCLES FUNDS

Six Circles Credit Opportunities Fund

(a series of Six Circles Trust)

Supplement dated August 8, 2024

to the Statement of Additional Information dated April 30, 2024, as amended

Effective immediately, the information for RBC GAM (UK) in the third table and fourth table with respect to the Six Circles Credit Opportunities Fund in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed — Sub-Advisers and Sub-Sub-Advisers” section of Part I is hereby deleted and replaced with the following:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
Credit Opportunities Fund RBC GAM (UK)
Sid Chhabra*	—	—	15	5096	12	4318
Tim van der Weyden*	1	179	5	2982	15	6848

*	As of June 30, 2024

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
Credit Opportunities Fund RBC GAM (UK)
Sid Chhabra*	—	—	2	89	—	—
Tim van der Weyden*	—	—	2	258	1	416

*	As of June 30, 2024

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

SUP-6C-SAI-824